Crowdfunding Offering	12 Months Ended
Dec. 31, 2025
Crowdfunding Offering [Abstract]
CROWDFUNDING OFFERING
5.	CROWDFUNDING OFFERING

The Company concluded its offering (the “Crowdfunded Offering”) for up to $5,000,000 of Preferred Stock B class shares on September 3, 2025. The Company achieved the minimum raise as of December 31, 2025. There were 81,273 shares issued at $9.94 a share for year ended December 31, 2025, totaling net proceeds of $795,891. The Company issued a total of 276,065 shares for the year ended December 31, 2024, from $5.93 to $9.94 a share for net proceeds of $1,529,803. At conclusion of the crowdfunding there was a total of 675,015 shares issued for total net proceeds of $2,735,671.